Note 22 - Deferred tax assets and liabilities - Recovery Analysis of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets to be recovered after 12 months	$ (789,615)	$ (208,870)
Deferred tax liabilities to be settled after 12 months	631,605	269,069
Later than one year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets to be recovered after 12 months	(655,415)	(171,717)
Deferred tax liabilities to be settled after 12 months	$ 689,976	$ 688,124